Intangible assets, net	12 Months Ended
Dec. 31, 2021
Intangible Assets Net Excluding Goodwill [Abstract]
Intangible assets, net
12	Intangible assets, net

Intangible assets consist of the following:

	As of December 31,
	2020	2021
Cost:
Computer software	23,189	23,673
Developed technologies	117	117
Customer relationship	2,135	2,135
Brand name	1,162	1,162
Contract backlog	610	610
Advertising contract	53,287	53,287
Total cost	80,500	80,984
Less: Accumulated amortization	(24,095)	(27,336)
Exchange differences	26	65
Intangible assets, net	56,431	53,713

Amortization expense recognized for the years ended December 31, 2019, 2020 and 2021 are summarized as follows:

	For the years ended December 31,
	2019	2020	2021
Cost of revenues	4,771	4,187	3,070
Research and development	1	-	-
Sales and marketing expenses	-	-	12
General and administrative expenses	2	2	156
	4,774	4,189	3,238

The estimated aggregate amortization expense for each of the next five years as of December 31, 2021 is:

Amortization expense of intangible assets
2022	3,200
2023	2,552
2024	2,258
2025	1,840
2026 onwards	43,863
53,713